Summary of Significant Accounting Policies (Tables)	3 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of accounts receivable
Accounts receivable is summarized below:

	December 31, 2020	September 30, 2020
	($ in thousands)
Oil, natural gas and NGL sales	$8,906	$6,919
Joint interest accounts receivable	514	1,022
Realized derivative receivable	1,101	2,187
Other accounts receivable	5	—
Total accounts receivable	$10,526	$10,128

Schedule of accrued liabilities
Accrued liabilities consisted of the following:

	December 31, 2020	September 30, 2020
	($ in thousands)
Accrued capital expenditures	$4,780	$2,964
Accrued lease operating expenses	2,430	1,617
Accrued ad valorem tax	907	680
Accrued general and administrative costs	1,617	2,125
Accrued interest expense	31	63
Accrued dividends on preferred units	917	903
Accrued dividends on common units	123	95
Other accrued expenditures	268	299
Total accrued liabilities	$11,073	$8,746

Schedule of asset retirement obligations
Components of the changes in asset retirement obligations ("ARO") are shown below:

	December 31, 2020	September 30, 2020
	($ in thousands)
ARO, beginning balance	$2,326	$1,203
Liabilities incurred	17	68
Liabilities acquired	—	1,161
Revision of estimated obligations	—	(45)
Liability settlements and disposals	—	(131)
Accretion	21	70
ARO, ending balance	2,364	2,326
Less: current ARO	(152)	(58)
ARO, long-term	$2,212	$2,268

Disaggregation of revenue
The following table presents oil and natural gas revenues disaggregated by product:

	Three Months Ended December 31,
	2020	2019
	($ in thousands)
Operating revenues:
Oil	$22,107	$28,798
Natural gas	119	(178)
Natural gas liquids	188	(121)
Total operating revenues	$22,414	$28,499